Borrowed Funds	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowed Funds
7.	Borrowed Funds

Borrowed funds, which include FHLB advances, repurchase agreements, ESOP borrowings, corporate borrowings, borrowings for joint ventures and junior subordinated debt, as of December 31, 2013 and 2012 are summarized as follows:

(Dollar amounts in thousands)	2013		2012
	Weighted average rate	Amount	Weighted average rate	Amount

FHLB advances:
Due within 12 months	2.12%	$101,492	2.69%	$100,147
Due beyond 12 months but within 2 years	2.14%	25,873	2.88%	71,392
Due beyond 2 years but within 3 years	0.99%	78,008	3.13%	15,873
Due beyond 3 years but within 4 years	1.34%	73,380	2.15%	8,013
Due beyond 4 years but within 5 years	3.26%	12,168	1.03%	7,807
Due beyond 5 years	-	-	3.61%	10,000

		$290,921		$213,232

Repurchase agreements:
Due within 12 months	2.34%	$58,000	2.99%	$148,000
Due beyond 12 months but within 2 years	4.12%	10,000	3.07%	40,000
Due beyond 2 years but within 3 years	-	-	4.12%	10,000
Due beyond 3 years but within 4 years	4.28%	25,000	-	-
Due beyond 4 years but within 5 years	4.49%	45,000	4.28%	25,000
Due beyond 5 years	-	-	4.49%	45,000

		$138,000		$268,000

Other borrowings:

ESOP borrowings
Due within 12 months	4.68%	$1,000	4.68%	$1,000
Due beyond 12 months but within 2 years	4.68%	1,000	4.68%	1,000
Due beyond 2 years but within 3 years	4.68%	250	4.68%	1,000
Due beyond 3 years but within 4 years	-	-	4.68%	250

		$2,250		$3,250

Corporate borrowings
Due within 12 months	3.75%	$1,000	-	$-
Due beyond 12 months but within 2 years	3.75%	1,000	-	-
Due beyond 2 years but within 3 years	3.75%	1,000	-	-
Due beyond 3 years but within 4 years	3.75%	1,000	-	-
Due beyond 4 years but within 5 years	3.75%	5,973	-	-

		$9,973		$-

Borrowings for joint ventures
Due beyond 4 years but within 5 years	-	-	3.75%	74

		$-		$74

Junior subordinated notes
Due beyond 5 years	2.06%	$36,083	2.41%	$46,393

Included in the $290.9 million of FHLB advances at December 31, 2013 are $20.0 million in structured advances with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the advance, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured advance is reduced by the difference between the rate and the strike rate.

FHLB advances are secured by FHLB stock, qualifying residential mortgage loans and mortgage-backed securities to the extent that the fair value of such pledged collateral must be at least equal to the advances outstanding. At December 31, 2013 the Company had a maximum borrowing capacity with the FHLB of $366.0 million, with $65.1 million available for use.

Included in the $138.0 million of repurchase agreements (REPOs) are $20.0 million in structured REPOs with imbedded caps at various strike rates based on the 3 month LIBOR rate. If during the term of the REPO, the 3 month LIBOR rate exceeds the strike rate, the interest rate on the structured REPO is reduced by the difference between the rate and the strike rate.

Also included in the $138.0 million of REPOs is a $25.0 million structured REPO in which the Company pays a fixed rate of interest. At the reset date and every quarterly period thereafter, the counterparty has the right to terminate the transaction. It has historically been the Company’s position to pay off any borrowings and replace them with fixed rate funding if converted by the counterparty.

The Company enters into sales of securities under agreements to repurchase. Such REPOs are treated as borrowed funds. The dollar amount of the securities underlying the agreements remains in their respective asset accounts.

REPOs are collateralized by various securities that are either held in safekeeping at the FHLB or delivered to the dealer who arranged the transaction and the Company maintains control of these securities.

The fair value of such securities exceeded the amortized cost of the securities sold under agreements to repurchase. The fair value of the securities as of December 31, 2013 was $168.8 million with an amortized cost of $160.4 million. The fair value of the securities as of December 31, 2012 was $318.9 million with an amortized cost of $297.8 million. The average maturity date of the mortgage backed securities sold under agreements to repurchase was greater than 90 days for the periods ended December 31, 2013 and December 31, 2012.

As of December 31, 2013 and December 31, 2012, the Company had REPO’s with Citigroup of $45.0 million and $115.0 million respectively, Barclays Capital of $30.0 million and $40.0 million, respectively, Credit Suisse of $43.0 million and $83.0 million, respectively and Morgan Stanley of $20.0 million and $30.0 million, respectively.

As of December 31, 2013, the REPO’s with Citigroup had $8.1 million at risk (where the fair value of the securities exceeds the borrowing), with a weighted average maturity of 23 months, Barclays Capital had $6.9 million at risk with a weighted average maturity of 43 months, Credit Suisse had $12.4 million at risk with a weighted average maturity of 33 months and Morgan Stanley had $3.4 million at risk with a weighted average maturity of 6 months.

Borrowings under repurchase agreements averaged $173.0 million, $305.5 million and $356.8 million during 2013, 2012 and 2011, respectively. The maximum amount outstanding at any month-end was $258.0 million, $343.0 million and $368.0 million during 2013, 2012 and 2011, respectively.

At December 31, 2013, the Bank had cash management lines of credit with PNC Bank, NA and the Federal Home Loan Bank of Pittsburgh enabling it to borrow up to $36.0 million and $100.0 million, respectively. There were no borrowings from the PNC Bank line of credit outstanding as of December 31, 2013 and December 31, 2012. The Bank had borrowings on its line of credit with the FHLB in the amount of $20.1 million and $27.5 million, respectively at December 31, 2013 and 2012. These borrowings carried an interest rate of 0.25% December 31, 2013 and 2012, respectively. The Bank also has the ability to borrow funds through the Federal Reserve Bank up to the amount of the pledged collateral. The rate is the current primary credit rate offered.

The Company has a $10.0 million revolving line of credit loan with WesBanco that expires on April 30, 2014 unless extended. The rate on this line of credit is 1 month LIBOR plus 2.75% with a floor of 3.00%. There were no borrowings on this line at December 31, 2013.

On April 10, 2003, ESB Capital Trust II (Trust II), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $10.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $310,000 of common securities of Trust II. The dividend rate on the preferred securities reset quarterly to equal the LIBOR plus 3.25%. Trust II’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by the Trust II to invest in $10.3 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of the Trust II. Dividends on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of April 24, 2033, on or after April 24, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated April 10, 2003, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. On July 23, 2008, the Company redeemed $5.0 million of the preferred securities of ESB Capital Trust II with proceeds from a $14.0 million loan with First Tennessee Bank National Association (“First Tennessee”). The remainder of the First Tennessee loan was used to repay an existing loan with First Tennessee with a remaining balance of $9.0 million, which had an interest rate of 5.55% and was due on December 31, 2008. No unamortized deferred debt issuance costs remain on this issuance. On January 24, 2013, the Company redeemed the remaining subordinated debt and securities of ESB Capital Trust II with $5.0 million of the proceeds from a $10.0 million loan with WesBanco, with a fixed interest rate of 3.75%. The remaining $5.0 million of the WesBanco loan was drawn on March 15, 2013 and used to redeem the subordinated debt and securities of ESB Capital Trust III.

On December 17, 2003, ESB Statutory Trust (Trust III), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $5.0 million variable rate preferred securities with a stated value and liquidation preference of $1,000 per share. The Company purchased $155,000 of common securities of Trust III. The preferred securities reset quarterly to equal the LIBOR Index plus 2.95%. Trust III’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust III to invest in $5.2 million of variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust III. Interest on the preferred securities is cumulative and payable quarterly in arrears.

The Company has the right to optionally redeem the subordinated debt prior to the maturity date of December 17, 2033, on or after December 17, 2008, at the redemption price, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated December 17, 2003; the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. No unamortized deferred debt issuance costs remain on this issuance. On March 18, 2013, the Company redeemed the subordinated debt and securities of ESB Capital Trust III with a $5.0 million of the aforementioned proceeds of the $10.0 million loan from WesBanco.

On February 10, 2005, ESB Capital Trust IV (Trust IV), a statutory business trust established under Delaware law that is a subsidiary of the Company, issued $35.0 million fixed rate preferred securities. The Company purchased $1.1 million of common securities of Trust IV. The preferred securities are fixed at a rate of 6.03% for six years and then are variable at three month LIBOR plus 1.82%. The preferred securities have a stated maturity of thirty years. Trust IV’s obligations under the preferred securities issued are fully and unconditionally guaranteed by the Company. The proceeds from the sale of the preferred securities and the common securities were utilized by Trust IV to invest in $36.1 million of fixed/variable rate subordinated debt of the Company. The subordinated debt is unsecured and ranks subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. The subordinated debt primarily represents the sole assets of Trust IV. Interest on the preferred securities is cumulative and payable quarterly in arrears. The Company has the right to optionally redeem the subordinated debt prior to the maturity date of February 10, 2035, on or after February 10, 2011, at the redemption price, which is equal to the liquidation amount, plus accrued and unpaid distributions, if any, at the redemption date. Under the occurrence of certain events, specifically, a tax event, investment company event or capital treatment event as more fully defined in the Indenture dated February 10, 2005, the Company may redeem in whole, but not in part, the subordinated debt at any time within 90 days following the occurrence of such event. Proceeds from any redemption of the subordinated debt would cause a mandatory redemption of the preferred securities and the common securities having an aggregate liquidation amount equal to the principal amount of the subordinated debt redeemed. The Company did not have any deferred debt issuance costs associated with the preferred securities.